Revenue (Details) - Schedule of revenue from contracts with customers - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Government
Revenue from contracts with customers	$ 22,408,808	$ 42,242,863	$ 45,412,589
Video IoT [Member] | Hardware sales [Member] | Government [Member]
Government
Video IoT	14,409	5,992	2,961
Video IoT [Member] | Hardware sales [Member] | Non-Government [Member]
Government
Video IoT	1,049,628	3,816,489	6,298,043
Video IoT [Member] | Software sales [Member] | Government [Member]
Government
Video IoT	109,322
Video IoT [Member] | Software sales [Member] | Non-Government [Member]
Government
Video IoT	1,715,532	16,063,123	16,680,260
Video IoT [Member] | Service revenue [Member] | Government [Member]
Government
Video IoT	4,323,111	7,842,465	10,882,416
Video IoT [Member] | Service revenue [Member] | Non-Government [Member]
Government
Video IoT	2,486,385	2,459,435	2,644,478
Security Convergence [Member] | Hardware sales [Member] | Government [Member]
Government
Security Convergence	283,755	3,630	4,681
Security Convergence [Member] | Hardware sales [Member] | Non-Government [Member]
Government
Security Convergence	4,188,370	1,054,116	597,288
Security Convergence [Member] | Software sales [Member] | Government [Member]
Government
Security Convergence	138,421	70,413
Security Convergence [Member] | Software sales [Member] | Non-Government [Member]
Government
Security Convergence	2,623,567	5,319,077	1,351,701
Security Convergence [Member] | Service revenue [Member] | Government [Member]
Government
Security Convergence	5,330,279	5,356,881	6,476,225
Security Convergence [Member] | Service revenue [Member] | Non-Government [Member]
Government
Security Convergence	$ 146,029	$ 251,242	$ 474,536